As filed with the U.S. Securities and Exchange Commission on March 16, 2020

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2,320	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 2,320	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

1 Lincoln Street

Mail Stop SFC0805

Boston, MA 02111

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	DEEPA DAMRE, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(March 16, 2020)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Funds, each a series of iShares Trust:

iShares 0-5 Year High Yield Corporate Bond ETF

iShares 0-5 Year Investment Grade Corporate Bond ETF

iShares 0-5 Year TIPS Bond ETF

iShares 1-3 Year International Treasury Bond ETF

iShares Aaa - A Rated Corporate Bond ETF

iShares Broad USD High Yield Corporate Bond ETF

iShares CMBS ETF

iShares Convertible Bond ETF

iShares Core 1-5 Year USD Bond ETF

iShares Core International Aggregate Bond ETF

iShares Core Total USD Bond Market ETF

iShares Edge U.S. Fixed Income Balanced Risk ETF

iShares Fallen Angels USD Bond ETF

iShares Floating Rate Bond ETF

iShares Global Green Bond ETF

iShares GNMA Bond ETF

iShares iBonds 2021 Term High Yield and Income ETF

iShares iBonds 2022 Term High Yield and Income ETF

iShares iBonds 2023 Term High Yield and Income ETF

iShares iBonds 2024 Term High Yield and Income ETF

iShares iBonds 2025 Term High Yield and Income ETF

iShares iBonds Dec 2020 Term Corporate ETF

iShares iBonds Dec 2021 Term Corporate ETF

iShares iBonds Dec 2021 Term Muni Bond ETF

iShares iBonds Dec 2022 Term Corporate ETF

iShares iBonds Dec 2022 Term Muni Bond ETF

iShares iBonds Dec 2023 Term Corporate ETF

iShares iBonds Dec 2023 Term Muni Bond ETF

iShares iBonds Dec 2024 Term Corporate ETF

iShares iBonds Dec 2024 Term Muni Bond ETF

iShares iBonds Dec 2025 Term Corporate ETF

iShares iBonds Dec 2025 Term Muni Bond ETF

iShares iBonds Dec 2026 Term Corporate ETF

iShares iBonds Dec 2026 Term Muni Bond ETF

iShares iBonds Dec 2027 Term Corporate ETF

iShares iBonds Dec 2027 Term Muni Bond ETF

iShares iBonds Dec 2028 Term Corporate ETF

iShares iBonds Dec 2028 Term Muni Bond ETF

iShares iBonds Dec 2029 Term Corporate ETF

iShares iBonds Mar 2020 Term Corporate ETF

iShares iBonds Mar 2020 Term Corporate ex-Financials ETF

iShares iBonds Mar 2023 Term Corporate ETF

iShares iBonds Mar 2023 Term Corporate ex-Financials ETF

iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

iShares International Treasury Bond ETF

iShares J.P. Morgan USD Emerging Markets Bond ETF

iShares TIPS Bond ETF

iShares Treasury Floating Rate Bond ETF

iShares U.S. Treasury Bond ETF

iShares Yield Optimized Bond ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2,320 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 13th day of March, 2020.

iSHARES TRUST

By:
Armando Senra*
President
Date: March 13, 2020

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2,320 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Salim Ramji*
Trustee
Date: March 13, 2020

John E. Martinez*
Trustee
Date: March 13, 2020

Cecilia H. Herbert*
Trustee
Date: March 13, 2020

John E. Kerrigan*
Trustee
Date: March 13, 2020

Robert S. Kapito*
Trustee
Date: March 13, 2020

Madhav V. Rajan*
Trustee
Date: March 13, 2020

Jane D. Carlin*
Trustee
Date: March 13, 2020

Drew E. Lawton*
Trustee
Date: March 13, 2020

Richard L. Fagnani* Trustee
Date: March 13, 2020

/s/ Trent W. Walker
Trent W. Walker*
Treasurer and Chief Financial Officer
Date: March 13, 2020

/s/ Trent W. Walker
* By: Trent W. Walker
Attorney-in-fact
Date: March 13, 2020

*

Powers of Attorney, each dated January 1, 2020, for Armando Senra, Salim Ramji, Jane D. Carlin, Cecilia H. Herbert, John E. Kerrigan, John E. Martinez, Madhav V. Rajan, Robert S. Kapito, Drew E. Lawton, Richard L. Fagnani and Trent W. Walker are incorporated herein by reference to Post-Effective Amendment No. 2,257, filed January 9, 2020.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase